UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5407

Trust For Credit Unions

(Exact name of registrant as specified in charter)

4900 Sears Tower
Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to: Jeffrey A. Dalke, Esq.
Goldman Sachs & Co.	Drinker Biddle & Reath LLP
One New York Plaza	One Logan Square
New York, New York 10004	18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 621-2550

Date of fiscal year end: August 31, 2003

Date of reporting period: August 31, 2003

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

TRUST

for Credit Unions

Annual Report

August 31, 2003

TCU ECONOMIC SUMMARY

ANNUAL REPORT ECONOMIC COMMENTARY

Dear Unitholders:

      We are pleased to provide this annual report for the Trust for Credit Unions (TCU) Portfolios. This report covers the one-year period that ended August 31, 2003.

Economic Summary

      While the economy expanded during the reporting period, it was uneven at best. As the period began, the economy was moving in the right direction, with the gross domestic product (GDP) rising 4.0% during the third quarter 2002. This was substantially higher than the 1.3% advance in the second quarter 2002.

      However, the economy stagnated during the next six months, with the GDP rising only 1.4% in both the fourth quarter 2002 and first quarter 2003. There were any number of reasons for the lackluster growth, including the prospects of war in Iraq, heightened threats of terrorism, bloodshed in the Middle East, anemic corporate spending, the threat of deflation, and continued weakness of the stock market.

      During the second quarter of 2003, the GDP rose to 3.1%. This was in large part due to significantly higher military spending. An increase in exports and a stronger manufacturing sector also propelled the economy during the quarter.

      During the period, the Federal Reserve Board (the “Fed”) lowered interest rates on two occasions. After holding interest rates steady during the first ten months of 2002, the Fed moved into action in early November 2002 and lowered the federal funds rate one half percentage point to 1.25%. In June 2003, the Fed then cut rates another quarter of a percentage point to 1.00% — its lowest level since 1958. Since then the Fed has kept rates steady. During its last meeting in August 2003, the Fed stated “an accommodative stance on monetary policy, coupled with still-robust growth in productivity, is providing important ongoing support to economic activity.”

The Fixed Income Markets Continue to Rise

      During the reporting period, the overall U.S. fixed income market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.36%. For much of the period, bond prices rose as investors were drawn to these relative “safe havens,” given the many geopolitical and economic uncertainties. However, bond prices fell late in the period due to increasing signs that the economy had turned the corner and was gaining momentum. Investors’ risk appetite increased as they anticipated stronger growth and higher corporate profits as the year progressed. This led to a substantial rally in the equity markets and lower bond prices.

      As always, we appreciate your investment and look forward to serving your investment needs in the future.

Sincerely,

Charles W. Filson
President
Callahan Financial Services, Inc.
and Trust For Credit Unions
September 14, 2003

Please note that an investment in a TCU Portfolio is not a credit union deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the Portfolio.

TCU MONEY MARKET PORTFOLIO

Objective

      The objective of the TCU Money Market Portfolio (“MMP” or the “Portfolio”) is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.

Performance Review

      For the one-year period that ended August 31, 2003, the MMP had a one-year simple average yield of 1.24%. This compared to the 1.05% return of the iMoneyNet Money Fund Report Averages for First Tier — Institutional Money Market Funds. As of August 31, 2003, the Portfolio had a standardized seven-day current yield of 0.95% and a standardized seven-day effective yield of 0.96%. As of that date, the Portfolio’s standardized seven-day current and effective yields, without fee waivers, would have been 0.78% and 0.78%, respectively. The past performance of the Portfolio is no indication of its future results. Yields will fluctuate. Performance reflects fee waivers in effect. In their absence, performance would be reduced.

Portfolio Composition and Investment Strategies

      Money market yields continued to decline in late 2002 and during the first half of 2003. Geopolitical risks and the lack of a sustainable economic recovery had market participants divided between a 25 and 50 basis point ease by the Fed at its June 2003 meeting. Once the Fed lowered the fed funds target level by 25 basis points to 1.00%, the money market yields rose significantly, causing the yield curve to steepen to its widest level in over a year. In light of the steep yield curve and the current Goldman Sachs interest rate forecast of no Fed tightening until 2005, we began purchasing longer-dated securities in the nine to twelve-month range.

      The supply of domestic bank-issued securities was extremely low throughout the reporting period. In addition, U.S. government agencies began issuing debt at a record pace. This resulted in the credit spread between bank debt and government agencies shrinking to historically tight levels. In response to these factors, we maintained a relatively high allocation to U.S. government agency securities.

Portfolio Composition as of August 31, 2003*

*	These percentages, which reflect Portfolio holdings as a percentage of total investments, may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

TCU GOVERNMENT SECURITIES PORTFOLIO

Objective

      The TCU Government Securities Portfolio (“GSP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of GSP will be invested in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. The Portfolio expects these securities will be primarily mortgage-related securities. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. GSP’s maximum duration is equal to that of a Two-Year U.S. Treasury Security, and its target duration is to be no shorter than that of a Six-Month U.S. Treasury Bill Index and no longer than that of a One-Year U.S. Treasury Note Index. As of August 31, 2003, its actual duration was 0.85 years, compared to 0.73 years for a Nine-Month Treasury Security.

Performance Review

      For the one-year period that ended August 31, 2003, the cumulative total return of GSP was 1.97% versus the 1.75% cumulative total return for the nine-month Treasury average. (The nine-month Treasury average represents an equally weighted blend of the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index, as reported by Merrill Lynch. The nine-month Treasury average does not reflect any fees or expenses.)

      The Portfolio’s net asset value fell during the review period, closing at $9.58, versus $9.73 on August 31, 2002. As of August 31, 2003, the Portfolio’s standardized 30-day yield was 2.17% and its 30-day distribution rate was 3.20%. The past performance of the Portfolio is no indication of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, will be worth more or less than their original cost. Pursuant to the provisions of the Internal Revenue Code, the Portfolio distributes substantially all of its net investment company taxable income each year. The amount of these income distributions to unitholders, which are calculated in accordance with relevant tax requirements, can differ from the amount of the Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

Portfolio Composition and Investment Strategies

      The Treasury yield curve steepened over the period as short-end rates rallied and long-end rates ended the period approximately unchanged. Between August 2002 and June 2003, interest rates fell significantly across the curve due to general economic weakness and geopolitical conditions. After June, interest rates rose dramatically across the curve following comments by Federal Reserve Chairman Alan Greenspan and stronger-than-expected economic releases. In early June, the Federal Home Loan Mortgage Corporation (“Freddie Mac”) removed the top three officers of the firm due to concerns regarding Freddie Mac’s accounting practices and financial restatements. Freddie Mac announced earlier in 2003 that it had understated earnings for the previous three years and estimated in June that these restatements would increase earnings by approximately $1.5 to $4.5 billion. Agency debenture spreads widened initially after Freddie Mac’s announcement but retraced much of their underperformance by month end.

      The mortgage market saw increased volatility over the reporting period. Mortgages slightly underperformed and widened relative to Treasuries, as prepayment speeds maintained very fast levels and refinancing rates reached record highs. As such, we continue to hold an overweight to lower risk mortgages versus higher risk, longer-term securities. We have emphasized buying current coupon 15-years and premium collateralized mortgage obligations (CMOs) in order to maximize option-adjusted spreads while seeking to limit risks.

Portfolio Composition* (as of August 31, 2003)

Issuer Allocation

*	These percentages, which reflect Portfolio holdings as a percentage of total investments, may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

TCU MORTGAGE SECURITIES PORTFOLIO

Objective

      The TCU Mortgage Securities Portfolio (“MSP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of MSP will be invested in mortgage-related securities. These securities include privately issued mortgage-related securities rated, at the time of purchase, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization (NRSRO) and mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by MSP may include adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multi-class mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans.

      An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. MSP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a Three-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the Two-Year U.S. Treasury Security. As of August 31, 2003, the Portfolio’s actual duration was 1.90 years, versus 1.95 years for its benchmark.

Performance Review

      The Portfolio’s cumulative total return for the one-year period ended August 31, 2003 was 2.74%, versus a 2.90% cumulative total return for the Two-Year U.S. Treasury Index. The Portfolio’s net asset value fell during the review period, closing at $9.74, versus $9.93 on August 31, 2002. As of August 31, 2003, the Portfolio’s standardized 30-day yield was 3.17% and its 30-day distribution rate was 3.95%. The past performance of the Portfolio is no indication of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, will be worth more or less than their original cost. Pursuant to the provisions of the Internal Revenue Code, the Portfolio distributes substantially all of its net investment company taxable income each year. The amount of these income distributions to unitholders, which are calculated in accordance with relevant tax requirements, can differ from the amount of the Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

Portfolio Composition and Investment Strategies

      The Treasury yield curve steepened over the period as short-end rates rallied and long-end rates ended the period approximately unchanged. Between August 2002 and June 2003, interest rates fell significantly across the curve due to general economic weakness and geopolitical conditions. After June, interest rates rose dramatically across the curve following comments by Federal Reserve Chairman Alan Greenspan and stronger-than-expected economic releases. The mortgage market saw increased volatility over the reporting period. Mortgages slightly underperformed and widened relative to Treasuries, as prepayment speeds maintained very fast levels and refinancing rates reached record highs. We have emphasized buying lower-risk mortgages such as current coupon 15-years and premium collateralized mortgage obligations (CMOs) in order to maximize option-adjusted spreads while seeking to limit risks.

Portfolio Composition* (as of August 31, 2003)

Issuer Allocation

*	These percentages, which reflect Portfolio holdings as a percentage of total investments, may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

TRUST FOR CREDIT UNIONS

PERFORMANCE COMPARISON

      In accordance with the requirements of the Securities and Exchange Commission, the following data for the Government Securities and Mortgage Securities Portfolios is supplied for the period ended August 31, 2003. Each of the two Trust for Credit Unions Portfolios is compared to its benchmarks assuming the following initial investment:

	Initial
Portfolio	Investment	Compare to:

Government Securities (“GSP”):	$10,000	Lehman Brothers Mutual Fund Short (1-2) Government Index (“Lehman 1-2 Gov’t Index”); 1-Year U.S. Treasury Note Index (“1-year T-Note”); 6-Month U.S. Treasury Bill Index (“6-month T-Bill”).

Mortgage Securities (“MSP”):	$10,000	Lehman Brothers Mutual Fund Short (1-3) Government Index (“Lehman 1-3 Gov’t Index”); 2-Year U.S. Treasury Index (“2-year T-Note”).

      All performance data shown represents past performance and should not be considered indicative of future performance, which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor’s units, when redeemed, may be worth more or less than their original cost. The charts and tables assume reinvestment of dividends and distributions. In addition to the investment adviser’s decisions regarding issuer/industry/country investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

Government Securities Portfolio

Average Annual Total Return

One Year	Five Year	Ten Year	Since Inception(b)

1.97%	4.87%	5.14%	5.20%

Mortgage Securities Portfolio

Average Annual Total Return

One Year	Five Year	Ten Year	Since Inception(b)

2.74%	5.51%	5.82%	5.92%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following each Portfolio’s inception.

(b)	The Government Securities and Mortgage Securities Portfolios commenced operations July 10, 1991 and October 9, 1992, respectively.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

STATEMENT OF INVESTMENTS

August 31, 2003
($ in Thousands)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Bankers’ Acceptances (3.1%)
Wachovia Bank, N.A.
$10,000	1.15%	09/05/2003	$9,998
5,000	1.15	09/09/2003	4,999
5,000	1.15	09/15/2003	4,998
18,000	1.13	02/05/2004	17,911

Total Bankers’ Acceptances			$37,906

Bank Note (2.5%)
Bank of America, N.A.
$30,000	3.66%	9/29/2003	$30,062

Total Bank Note			$30,062

Certificates of Deposit (6.9%)
First Tennessee Bank, N.A.
$60,000	1.02%	10/16/2003	$60,000
Wells Fargo Bank
25,000	1.05	09/02/2003	25,000

Total Certificates of Deposit			$85,000

Government Agency Securities (24.5%)
Federal Home Loan Bank
$15,000	5.38%	01/05/2004	$15,201
10,000	1.22	08/04/2004	9,998
Federal Home Loan Mortgage Corp. Discount Notes
35,000	1.08	09/17/2003	34,983
40,000	0.90	09/18/2003	39,983
50,000	1.02	11/21/2003	49,885
25,000	1.09	12/04/2003	24,929
10,000	6.25	07/15/2004	10,419
Federal National Mortgage Association Discount Notes
50,000	1.19	10/01/2003	49,950
12,500	1.29	12/18/2003	12,452
25,000	6.50	08/15/2004	26,250
Student Loan Marketing Association
25,000	0.84	09/2/2003	25,000

Total Government Agency Securities			$299,050

Variable Rate Obligations# (9.8%)
Federal Farm Credit Bank
25,000	1.00%	09/20/2003	24,995
Federal Home Loan Bank
25,000	1.00	11/25/2003	24,991
Federal National Mortgage Association
20,000	1.01	10/28/2003	19,991
25,000	1.05	11/11/2003	24,989
25,000	1.05	11/18/2003	24,993

Total Variable Rate Obligations			$119,959

Total Investments Before Repurchase Agreements			$571,977

Repurchase Agreements^ (53.1%)
Joint Account I*
$279,900	1.01%	09/02/2003	$279,900
Maturity Value: $279,931
Joint Account II*
370,000	1.07	09/02/2003	370,000
Maturity Value: $370,044

Total Repurchase Agreements			$649,900

Total Investments			$1,221,877

#	Variable rate securities. Coupon rates disclosed are those which are in effect at August 31, 2003. Maturity date shown is the date of the next coupon rate reset or actual maturity.

^	Unless noted, all repurchase agreements were entered into on August 29, 2003.

*	At August 31, 2003, Joint Account I was fully collateralized by U.S. Treasury obligations and Joint Account II was fully collateralized by Federal Agency obligations.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS

August 31, 2003
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (67.2%)

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) # (5.9%)
$961	4.13%	08/01/2017	$972
1,236	4.47	02/01/2018	1,248
239	3.59	04/01/2018	243
1,645	4.00	05/01/2018	1,690
690	3.77	07/01/2018	701
1,468	6.22	11/01/2018	1,491
2,043	3.76	08/01/2019	2,077
2,381	3.85	08/01/2019	2,418
9,148	6.88	11/01/2019	9,559
1,262	3.94	07/01/2021	1,285
1,461	3.54	11/01/2021	1,481
1,181	3.72	02/01/2022	1,197
5,453	4.14	02/01/2022	5,618
4,750	3.94	04/01/2022	4,854
446	2.92	11/01/2022	447
697	3.50	11/01/2022	707
3,005	3.89	11/01/2022	3,091
3,288	3.98	11/01/2022	3,358
1,901	3.97	06/01/2024	1,940
327	3.72	10/01/2024	341
1,051	6.01	10/01/2025	1,064
515	3.56	02/01/2028	519
927	3.43	04/01/2028	931
14,276	3.97	04/01/2028	14,552
3,614	6.73	08/01/2028	3,755
317	2.95	07/01/2029	321
1,365	3.86	05/01/2031	1,401
19,435	4.27	08/01/2031	19,882

Total Adjustable Rate FHLMC			$87,143

Adjustable Rate Federal National Mortgage Association (FNMA) # (10.0%)
$637	7.00%	10/01/2013	$649
548	5.66	07/01/2017	565
566	3.28	11/01/2017	572
479	3.38	11/01/2017	488
362	3.63	11/01/2017	369
942	3.23	03/01/2018	957
458	3.57	04/01/2018	467
398	3.74	05/01/2018	406
603	3.11	06/01/2018	613
84	3.75	06/01/2018	87
1,004	3.86	09/01/2018	1,022
4,833	3.51	10/01/2018	4,862
311	3.50	11/01/2018	318
1,507	3.74	12/01/2018	1,548
8,502	3.46	02/01/2019	8,605
433	3.65	02/01/2019	437
701	3.60	05/01/2019	715
793	3.33	07/01/2019	804
3,195	7.07	12/01/2019	3,290
1,027	3.23	01/01/2020	1,044
398	3.32	05/01/2020	405
3,319	5.71	05/01/2020	3,452
1,533	4.31	12/01/2020	1,578
2,628	2.62	12/25/2020	2,628
9,552	3.90	01/01/2021	9,724
90	3.34	10/01/2021	91
760	4.04	11/01/2021	778
4,126	6.33	02/01/2022	4,305
1,855	3.85	05/01/2022	1,884
669	6.48	01/01/2023	684
1,018	4.01	03/01/2024	1,038
538	4.32	04/01/2025	553
3,755	3.64	09/01/2025	3,817
1,460	5.60	10/01/2025	1,503
1,083	3.07	07/01/2027	1,102
1,300	3.50	07/01/2027	1,314
2,402	4.23	04/01/2028	2,455
1,874	5.13	07/01/2028	1,923
1,391	4.65	01/01/2029	1,403
340	4.65	02/01/2029	343
1,660	6.14	07/01/2031	1,687
3,002	5.69	07/01/2032	3,084
2,695	5.77	07/01/2032	2,743
3,734	6.95	09/01/2032	3,769
8,128	5.38	01/01/2033	8,201

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2003
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date		Value

Mortgage-Backed Obligations—(Continued)

Adjustable Rate FNMA—(Continued)
$10,762	4.70%	02/01/2033		$10,967
1,024	4.91	02/01/2033		1,049
10,334	5.28	02/01/2033		10,667
1,795	4.51	03/01/2033		1,839
5,866	4.56	05/01/2033		6,024
9,634	4.61	05/01/2033		9,660
12,636	2.95	06/01/2040		12,800
8,077	2.75	04/01/2041		8,182

Total Adjustable Rate FNMA				$149,470

Adjustable Rate Government National Mortgage Association (GNMA) # (0.5%)
$570	5.63%	11/20/2020		$588
206	5.75	09/20/2021		212
1,450	4.38	05/20/2022		1,492
907	5.75	09/20/2022		932
1,108	4.38	03/20/2023		1,136
908	5.75	07/20/2023		934
647	5.75	09/20/2023		665
823	5.75	09/20/2025		847
482	4.38	05/20/2026		496

Total Adjustable Rate GNMA				$7,302

Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) (3.6%)
$3,881	6.00%	05/01/2009		$4,048
3,618	6.50	07/01/2010		3,821
774	6.50	11/01/2010		815
770	6.00	04/01/2011		803
1,301	6.00	10/01/2012		1,350
738	6.00	09/01/2013		765
2,703	6.50	09/01/2013		2,835
1,964	6.50	10/01/2013		2,060
1,217	6.50	05/01/2014		1,276
1,107	6.50	06/01/2014		1,160
12,502	6.00	12/01/2014		12,925
2,695	6.00	02/01/2015		2,795
4,459	8.00	12/01/2015		4,785
922	6.50	07/01/2016		967
13,633	5.50	02/01/2018		13,960

Total Fixed Rate FHLMC				$54,365

Fixed Rate Federal National Mortgage Association (FNMA) (9.2%)
$147	7.00%	03/01/2004		$148
3	7.00	04/01/2004		3
116	6.00	06/01/2004		116
4,424	6.36	12/25/2006		4,732
135	6.00	06/01/2008		141
2,575	6.00	07/01/2008		2,688
339	6.00	09/01/2008		354
491	6.00	10/01/2008		513
688	6.00	12/01/2008		718
1,593	6.00	01/01/2009		1,664
91	6.00	02/01/2009		95
265	6.00	03/01/2009		277
27,791	5.50	01/01/2013		28,474
3,631	6.00	06/01/2014		3,767
3,045	5.50	09/01/2014		3,123
2,324	6.00	06/01/2015		2,410
7,057	6.00	09/01/2015		7,320
3,732	5.50	03/01/2016		3,827
3,974	8.50	04/01/2016		4,362
15,935	6.00	04/01/2018		16,497
4,775	5.50	05/01/2018		4,881
3,628	5.50	06/01/2018		3,709
3,228	6.00	06/01/2018		3,350
2,911	6.50	05/01/2021		3,005
4,130	6.50	06/01/2021		4,264
9,316	6.50	07/01/2021		9,618
3,735	6.50	08/01/2021		3,856
9,457	7.00	03/01/2032		9,940
13,000	5.00	TBA- 15yr	α	13,003

Total Fixed Rate FNMA				$136,855

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2003
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Fixed Rate Government National Mortgage Association (GNMA) (0.1%)
$834	7.00%	04/15/2026	$886

Collateralized Mortgage Obligations (CMOs) (37.9%) Adjustable Rate CMOs # (0.1%)
Washington Mutual Series 2002-AR7, Class A-6
$1,630	5.53%	07/25/2032	$1,672

Regular Floater CMOs # (7.9%)
FHLMC Series 1009, Class D
$233	1.73%	10/15/2020	$233
FHLMC Series 1066, Class P
687	2.03	04/15/2021	689
FHLMC Series 1406, Class F
7,223	3.85	09/15/2022	7,325
FHLMC Series 1448, Class F
1,603	2.53	12/15/2022	1,652
FHLMC Series 1555, Class FA
1,414	2.33	08/15/2008	1,436
FHLMC Series 1560, Class FC
43	3.18	11/15/2021	43
FHLMC Series 1575, Class FA
2,391	2.63	08/15/2008	2,447
FHLMC Series 1604, Class FC
2,736	3.28	11/15/2008	2,782
FHLMC Series 1618, Class FB
1,412	3.90	10/15/2008	1,444
FHLMC Series 1631, Class FJ
656	3.40	06/15/2022	660
FHLMC Series 1689, Class FD
18,377	3.43	10/15/2023	18,648
FHLMC Series 1698, Class FA
2,468	1.93	03/15/2009	2,495
FNMA REMIC Trust Series 1992-137, Class F
4,711	2.13	08/25/2022	4,807
FNMA REMIC Trust Series 1992-155, Class FC
5,240	1.98	09/25/2007	5,291
FNMA REMIC Trust Series 1993-093, Class FB
2,398	2.98	05/25/2008	2,387
FNMA REMIC Trust Series 1993-190, Class F
980	3.18	10/25/2008	984
FNMA REMIC Trust Series 1993-211, Class F
849	1.88	11/25/2008	851
FNMA REMIC Trust Series 1998-21, Class F
1,750	1.30	03/25/2028	1,756
FNMA Series 1993-027, Class F
5,868	2.28	02/25/2023	5,991
FNMA Series 2001-W4, Class AV1
13,665	1.23	02/25/2032	13,670
FNMA Series 2002-T7, Class A1
24,248	1.22	07/25/2032	24,243
FNMA Series 2002-W2, Class AV1
17,976	1.24	06/25/2032	17,978

Total Regular Floater CMOs			$117,812

Planned Amortization Class (PAC) CMOs (23.7%)
FHLMC REMIC Trust Series 1432, Class H
$1,124	7.50%	12/15/2007	$1,176
FHLMC Series 1250, Class J
2,853	7.00	05/15/2022	2,941
FHLMC Series 1489, Class H
2,500	6.25	10/15/2007	2,539

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2003
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Planned Amortization Class (PAC) CMOs—(Continued)
FHLMC Series 1512, Class H
$2,652	6.50%	02/15/2008	$2,743
FHLMC Series 1576, Class PH
3,329	6.00	01/15/2008	3,394
FHLMC Series 1617, Class PI
6,495	6.00	02/15/2022	6,580
FHLMC Series 1685, Class G
13,141	6.00	09/15/2023	13,745
FHLMC Series 1693, Class H
12,936	6.00	12/15/2008	13,456
FHLMC Series 1703, Class GA
5,550	6.50	10/15/2008	5,742
FHLMC Series 1720, Class PJ
6,433	7.25	01/15/2024	6,894
FHLMC Series 1727, Class G
7,173	6.50	02/15/2023	7,326
FHLMC Series 1993-15, Class J
8,897	6.75	03/25/2022	9,058
FHLMC Series 2039, Class PE
2,586	6.00	02/15/2012	2,622
FHLMC Series 2078, Class PL
2,758	6.25	06/15/2012	2,812
FHLMC Series 2102, Class PD
6,093	6.50	12/15/2027	6,247
FHLMC Series 2348, Class JD
2,423	6.50	08/15/2013	2,443
FHLMC Series 2348, Class PD
2,000	6.50	11/15/2014	2,039
FHLMC Series 2388, Class LE
13,000	6.00	07/15/2030	13,299
FHLMC Series 2416, Class PF
7,000	6.00	08/15/2018	7,171
FHLMC Series 2440, Class OU
5,406	6.50	09/15/2009	5,808
FHLMC Series 2441, Class HC
15,000	6.50	09/15/2028	15,275
FHLMC Series 2445, Class PU
5,775	6.50	10/15/2009	6,187
FHLMC Series 2489, Class PB
10,000	6.00	01/15/2026	10,164
FHLMC Series 2503, Class PE
6,000	6.00	01/15/2028	6,213
FNMA REMIC Trust Series 1992-01, Class E
617	7.50	01/25/2007	650
FNMA REMIC Trust Series 1992-094, Class J
6,445	7.00	05/25/2007	6,745
FNMA REMIC Trust Series 1992-175, Class PH
5,237	7.00	10/25/2007	5,498
FNMA REMIC Trust Series 1993-114, Class G
3,740	6.50	11/25/2007	3,800
FNMA REMIC Trust Series 1996-21, Class PG
1,409	6.00	02/25/2010	1,423
FNMA REMIC Trust Series 1996-53, Class PE
8,435	6.50	11/18/2010	8,563
FNMA REMIC Trust Series 1997-84, Class PB
2,912	5.50	01/25/2008	2,942
FNMA REMIC Trust Series 2002-47, Class PA
209	5.50	06/25/2009	209
FNMA Series 1993-181, Class G
7,844	6.25	06/25/2008	8,170

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2003
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Planned Amortization Class (PAC) CMOs—(Continued)
FNMA Series 1993-206, Class KA
$10,057	6.50%	12/25/2022	$10,304
FNMA Series 1993-225, Class WC
5,000	6.50	12/25/2013	5,339
FNMA Series 1994-51, Class PJ
2,000	6.50	09/25/2023	2,102
FNMA Series 1996-21, Class PJ
7,428	6.00	12/25/2010	7,820
FNMA Series 1999-19, Class PC
1,952	6.50	11/25/2011	1,971
FNMA Series 2001-49, Class P
454	7.00	03/25/2027	462
FNMA Series 2001-51, Class QL
8,440	6.00	01/25/2014	8,558
FNMA Series 2002-08, Class PC
15,000	6.50	01/25/2028	15,287
FNMA Series 2002-11, Class QB
10,000	5.50	03/25/2015	10,439
FNMA Series 2002-15, Class PC
1,038	6.00	05/25/2012	1,039
FNMA Series 2002-18, Class PB
20,000	5.50	09/25/2013	20,430
FNMA Series 2002-18, Class PH
4,353	5.50	10/25/2010	4,356
GNMA REMIC Trust Series 1997-5, Class PC
1,101	7.00	10/20/2025	1,103
GNMA Series 2000-16, Class PB
2,733	7.50	02/16/2028	2,844
GNMA Series 2001-59, Class QJ
15,143	6.00	09/20/2028	15,463
GNMA Series 2001-60, Class PK
12,919	6.00	09/20/2028	13,225
GNMA Series 2001-64, Class PY
5,000	6.00	03/20/2029	5,102
GNMA Series 2002-1, Class PB
12,641	6.00	02/20/2029	12,930
GNMA Series 2002-3, Class LE
7,198	6.50	08/20/2030	7,375
GNMA Series 2002-4, Class PL
12,000	6.00	04/16/2029	12,310

Total PAC CMOs			$352,333

Sequential Fixed Rate CMOs (5.9%)
FHLMC Series 1216, Class GC
$2,681	7.00%	03/15/2007	$2,795
FHLMC Series 1331, Class O
8,478	8.00	07/15/2007	8,901
FHLMC Series 1461, Class H
3,760	6.50	01/15/2008	4,055
FHLMC Series 1755, Class M
2,458	6.00	05/15/2023	2,486
FHLMC Series 1823, Class C
2,581	6.00	12/15/2008	2,679
FHLMC Series 1852, Class PA
4,174	8.07	11/15/2021	4,200
FHLMC Series 2152, Class AB
6,329	6.25	01/15/2026	6,427
FHLMC Series 2158, Class AB
6	6.50	11/15/2026	6
FHLMC Series 2196, Class VB
1,023	7.00	03/15/2015	1,029

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2003
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Sequential Fixed Rate CMOs—(Continued)
FHLMC Series 2220, Class PC
$110	8.00%	08/15/2028	$110
FHLMC Series 2358, Class VB
15,967	6.50	04/15/2014	16,829
FHLMC Series 2367, Class BC
3,351	6.00	04/15/2016	3,454
FHLMC Series 2427, Class EB
12,918	6.00	06/15/2016	13,319
FNMA REMIC Trust Series 1992-53, Class G
2,455	7.00	04/25/2007	2,577
FNMA Series 1996-35, Class Z
4,830	7.00	07/25/2026	5,077
FNMA Series 1998-57, Class U
1,994	6.00	03/25/2009	2,012
FNMA Series 1999-55, Class PA
660	7.00	06/18/2013	675
FNMA Series 2003-27, Class A
9,663	7.50	04/25/2018	10,514

Total Sequential Fixed Rate CMOs			$87,145

Targeted Amortization Class (TAC) CMOs (0.3%)
FNMA Series 1993-066, Class E
$1,415	7.00%	02/25/2023	$1,447
FNMA Series 1993-087, Class J
2,419	6.25	04/25/2022	2,423
FNMA Series 1993-194, Class D
359	6.50	10/25/2008	360

Total TAC CMOs			$4,230

Total Collateralized Mortgage Obligations			$563,192

Total Mortgage-Backed Obligations (cost $1,005,469)			$999,213

Federal Home Loan Bank
$14,000	7.27%	02/20/2007	$14,405
12,000	3.79	11/28/2008	11,697
20,000	7.63	05/14/2010	23,648
Federal Home Loan Mortgage Corp.
15,000	2.50	07/28/2005	15,009
20,000	3.50	08/16/2005	20,419
10,000	5.25	01/15/2006	10,647
20,000	2.75	05/05/2006	19,886
5,000	4.25	07/12/2006	5,123
6,600	5.38	08/16/2006	6,831
10,000	5.75	04/29/2009	10,226
20,914	6.00	05/25/2012	21,305
Federal National Mortgage Association
16,000	2.75	01/23/2006	15,981
11,000	5.00	10/30/2008	11,067
Small Business Administration
1,662	1.83#	03/25/2014	1,667
Sri Lanka Aid
10,000	1.44#	11/01/2024	9,994

Total Agency Debentures (cost $200,769)			$197,905

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2003
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Home Equity (1.5%)

Federal National Mortgage Association
$22,702	1.23%#	06/25/2033	$22,702

Total Home Equity (cost $22,702)			$22,702

U.S. Treasury Obligations (4.1%)
United States Treasury Notes
$16,000	3.00%	11/30/2003	16,077
29,000	3.00	02/29/2004	29,274
15,300	1.25	05/31/2005	15,166

Total U.S. Treasury Obligations (cost $60,603)			$60,517

Total Investments Before Repurchase Agreement (cost $1,289,543)			$1,280,337

Repurchase Agreement (14.3%)
Joint Repurchase Agreement Account II^
213,300	1.07%	09/02/2003	$213,300

Maturity Value: $213,325
Total Repurchase Agreement (cost $213,300)			$213,300

Total Investments (cost $1,502,843)			$1,493,637

#	Variable rate securities. Coupon rates disclosed are those which are in effect at August 31, 2003.

^	Repurchase agreement was entered into on August 29, 2003.

α	TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally ± 2.5%) principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

________________________________________________________________________________
Investment Abbreviation:
REMIC—Real Estate Mortgage Investment Conduit
________________________________________________________________________________

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS

August 31, 2003
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (85.3%)

Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) Gold (8.2%)
$4,501	6.50%	03/01/2009	$4,754
221	7.00	03/01/2009	235
1,545	6.00	04/01/2009	1,612
172	7.00	04/01/2009	183
2,303	6.00	05/01/2009	2,402
2,397	7.00	06/01/2009	2,543
6,523	6.00	03/01/2012	6,740
139	7.00	03/01/2012	147
9,498	6.00	04/01/2012	9,814
2,968	7.00	12/01/2012	3,150
8,754	5.00	04/01/2013	8,823
231	8.00	07/01/2014	250
74	7.00	03/01/2015	78
877	5.50	06/01/2017	894
634	8.00	09/01/2017	688
1,050	5.50	10/01/2017	1,071
2,435	8.00	11/01/2017	2,622
11,685	5.50	02/01/2018	11,966
2,318	5.50	03/01/2018	2,367
1,826	5.50	04/01/2018	1,865
744	5.50	05/01/2018	760
2,109	7.00	06/01/2032	2,215

Total Fixed Rate FHLMC Gold			$65,179

Fixed Rate Federal National Mortgage Association (FNMA) (39.4%)
$10	7.50%	12/01/2006	$11
48	6.00	09/01/2007	48
4,144	6.50	09/01/2008	4,358
2,074	6.00	12/01/2008	2,151
4,617	6.50	04/01/2009	4,887
218	6.00	11/01/2009	228
45	7.50	09/01/2010	48
17,961	6.00	12/01/2011	18,651
9,510	6.00	01/01/2012	9,866
2,988	6.00	04/01/2012	3,100
3,464	6.00	05/01/2012	3,594
3,659	6.00	06/01/2012	3,796
133	7.50	07/01/2012	142
7,750	6.00	09/01/2012	8,040
3,605	5.00	10/01/2012	3,684
1,374	5.00	11/01/2012	1,404
5,904	6.00	11/01/2012	6,135
1,385	5.00	01/01/2013	1,416
17,589	5.50	01/01/2013	18,021
1,004	6.00	01/01/2013	1,042
6	8.00	01/01/2013	6
7,476	5.00	02/01/2013	7,636
5,914	5.00	03/01/2013	6,036
1,191	6.00	05/01/2013	1,237
1,707	6.50	06/01/2013	1,795
507	6.50	07/01/2013	534
314	6.50	08/01/2013	330
4,215	6.00	09/01/2013	4,378
2,525	6.00	11/01/2013	2,622
52	6.50	11/01/2013	55
32,462	6.00	12/01/2013	33,713
22	6.50	01/01/2014	23
1,903	6.00	02/01/2014	1,976
4,412	6.00	04/01/2014	4,579
3,387	6.00	05/01/2014	3,515
4,775	6.00	06/01/2014	4,955
4,030	6.00	07/01/2014	4,183
7,709	5.50	09/01/2014	7,906
3,890	5.50	12/01/2014	3,993
221	6.50	12/01/2014	232
4,314	6.00	06/01/2015	4,474
1,845	6.50	09/01/2016	1,943
3,536	6.00	06/01/2017	3,661

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2003
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date		Value

Mortgage-Backed Obligations—(Continued)

Fixed Rate FNMA—(Continued)
$9,075	6.00%	07/01/2017		$9,395
9,668	6.00	08/01/2017		10,009
26,811	6.00	09/01/2017		27,755
1,283	6.00	11/01/2017		1,328
152	6.50	11/01/2017		158
270	6.50	01/01/2018		282
407	6.50	02/01/2018		424
6,648	5.50	05/01/2018		6,797
14,884	5.50	06/01/2018		15,217
203	6.50	10/01/2018		211
1,582	6.00	11/01/2021		1,614
5,554	6.50	11/01/2021		5,766
4,036	6.00	12/01/2021		4,118
5,847	6.00	01/01/2022		5,967
3,219	6.00	02/01/2022		3,285
1,521	7.00	08/01/2028		1,599
3,249	7.00	11/01/2028		3,414
389	7.00	02/01/2032		409
783	7.00	05/01/2032		823
3,577	7.00	09/01/2032		3,793
3,760	6.50	06/01/2033		3,892
16,000	5.00	TBA- 15yr	α	15,999

Total Fixed Rate FNMA				$312,659

Fixed Rate Government National Mortgage Association (GNMA) (0.6%)
$107	6.00%	07/15/2008		$113
39	6.00	08/15/2008		41
778	6.00	09/15/2008		819
680	6.00	10/15/2008		716
113	6.00	11/15/2008		119
117	6.00	12/15/2008		123
153	6.00	01/15/2009		161
67	6.00	02/15/2009		70
54	6.00	05/15/2009		57
6	8.50	07/15/2009		7
2	8.50	09/15/2009		2
6	8.50	12/15/2009		6
245	8.50	01/15/2010		269
217	8.50	02/15/2010		238
213	8.50	03/15/2010		234
77	8.50	04/15/2010		84
79	8.50	05/15/2010		87
216	8.50	06/15/2010		237
38	8.50	07/15/2010		41
69	8.50	08/15/2010		75
54	8.50	10/15/2010		59
168	8.50	11/15/2010		184
234	8.50	12/15/2010		257
210	8.50	09/15/2011		228
215	8.50	10/15/2011		234
138	8.50	03/15/2012		151
280	8.50	07/15/2012		305

Total Fixed Rate GNMA				$4,917

Collateralized Mortgage Obligations (CMOs) (37.1%)
Adjustable Rate CMOs # (6.4%)
Bank of America Mortgage Securities Series 2003-E, Class 2A2
$3,705	4.35%	06/25/2033		$3,716
Bank of America Mortgage Securities Series 2003-H, Class 2A3
9,600	4.43	09/25/2033		9,660
Citicorp Mortgage Securities, Inc. Series 1992-17, Class A
1,006	3.87	09/25/2022		998
DLJ Mortgage Acceptance Corp. Series 1993-Q3, Class A2
280	4.81	03/25/2023		280

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2003
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Adjustable Rate CMOs—(Continued)
Federal Home Loan Mortgage Corp.
$6,802	4.81%	08/01/2031	$6,959
Federal National Mortgage Association
987	6.10	05/01/2032	999
3,834	6.89	09/01/2032	3,870
4,231	5.28	02/01/2033	4,368
6,780	4.47	05/01/2033	6,806
Imperial Savings & Loan Association Series 1988-3, Class A
329	3.45	01/25/2018	326
Resolution Trust Corp. Series 1995-2, Class M3
1,211	3.33	05/25/2029	1,210
Salomon Brothers Mortgage Securities VII, Inc. Series 1993-2, Class A1A
484	4.03	03/25/2023	483
Salomon Brothers Mortgage Securities VII, Inc. Series 1994-20, Class A
851	4.21	12/25/2024	850
Washington Mutual Series 2003-AR6, Class A1
7,201	4.39	06/25/2033	7,190
Washington Mutual Series 2003-AR8, Class A
2,948	4.03	08/25/2033	2,935

Total Adjustable Rate CMOs			$50,650

Regular Floater CMOs # (0.9%)
FHLMC Series 1448, Class F
$3,741	2.53%	12/15/2022	$3,854
FNMA REMIC Trust Series 1994-65, Class FB
1,556	3.58	01/25/2023	1,556
FNMA Series 1993-220, Class PF
1,441	3.63	09/25/2013	1,454

Total Regular Floater CMOs			$6,864

Planned Amortization Class (PAC) CMOs (18.3%)
Chase Mortgage Finance Corp. Series 1994-G, Class A7
$6,944	7.00%	04/25/2025	$6,928
FHLMC Series 043, Class PF
3,029	6.50	02/17/2021	3,061
FHLMC Series 1506, Class PI
4,837	6.75	05/15/2008	5,233
FHLMC Series 1661, Class PJ
14,000	6.50	01/15/2009	15,094
FHLMC Series 1693, Class H
17,077	6.00	12/15/2008	17,764
FHLMC Series 1720, Class PJ
3,216	7.25	01/15/2024	3,447
FHLMC Series 2423, Class MB
8,000	7.00	07/15/2030	8,266
FHLMC Series 2498, Class PT
12,000	5.00	10/15/2014	12,395
FNMA REMIC Trust 1992-193, Class HB
15,191	6.50	11/25/2007	15,927
FNMA REMIC Trust Series 1994-23, Class PE
2,406	6.00	08/25/2022	2,469
FNMA Series 2001-51, Class QL
4,317	6.00	01/25/2014	4,378
FNMA Series 2001-70, Class LR
8,000	6.00	09/25/2030	8,204
FNMA Series 2002-11, Class QB
8,000	5.50	03/25/2015	8,351

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2003
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

PAC CMOs—(Continued)
FNMA Series 2002-22, Class VB
$3,364	6.50%	08/25/2009	$3,604
GNMA REMIC Trust Series 2002-45, Class QD
5,000	6.50	06/20/2031	5,171
GNMA Series 2001-59, Class QJ
7,571	6.00	09/20/2028	7,732
GNMA Series 2001-60, Class PK
6,460	6.00	09/20/2028	6,613
GNMA Series 2002-1, Class PB
6,653	6.00	02/20/2029	6,805
GNMA Series 2002-3, Class LE
3,876	6.50	08/20/2030	3,971
Structured Mortgage Securities Corp. Series 1994-1, Class A2
328	6.56	05/25/2009	332

Total PAC CMOs			$145,745

Sequential Fixed Rate CMOs (11.0%)
American Housing Trust Series VI, Class 1-I
$3,510	9.15%	05/25/2020	$3,551
Countrywide Alternative Loan Trust Series 2002-4, Class 1A3
1,278	6.50	05/25/2032	1,289
Countrywide Home Loans Series 1998-15, Class A16
1,600	6.75	10/25/2028	1,596
Countrywide Home Loans Series 2001-12, Class 2A1
433	6.50	07/25/2016	438
CS First Boston Mortgage Securities Corp. Series 2003-1, Class 3A1
5,737	6.00	01/25/2033	5,810
FHLMC Series 1301, Class F
1,068	7.00	03/15/2007	1,084
FHLMC Series 1342, Class H
4,055	7.50	08/15/2007	4,237
FHLMC Series 1980, Class Z
3,822	7.00	07/15/2027	4,125
FHLMC Series 2281, Class VD
8,185	6.00	08/15/2018	8,550
FHLMC Series 2417, Class VK
5,000	6.00	07/15/2018	5,114
First Nationwide Trust Series 1999-1, Class 2A7
3,200	6.50	03/25/2029	3,334
First Nationwide Trust Series 1999-4, Class 3PA1
7,608	6.50	10/19/2029	7,773
First Nationwide Trust Series 1999-5, Class 1PA1
3,420	7.00	01/19/2030	3,547
FNMA REMIC Trust Series 1988-12, Class A
793	8.29	02/25/2018	868
FNMA REMIC Trust Series 1992-4, Class H
2,806	7.50	02/25/2007	2,938
FNMA REMIC Trust Series 1992-53, Class G
3,001	7.00	04/25/2007	3,149
FNMA REMIC Trust Series 1993-035, Class H
2,315	6.75	02/25/2008	2,402
FNMA REMIC Trust Series 1993-131, Class Z
2,273	7.00	07/25/2008	2,384

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2003
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Sequential Fixed Rate CMOs—(Continued)
FNMA Series 2001-42, Class HG
$2,902	10.00%	09/25/2016	$3,321
GNMA Series 2001-62, Class BL
3,000	6.50	11/16/2017	3,121
Housing Securities, Inc. Series 1993-G, Class G6
1,202	6.63	01/25/2009	1,201
Master Asset Securitization Trust Series 2002-8, Class 2A1
3,206	6.00	12/25/2032	3,287
Master Seasoned Securities Trust Series 2003-1, Class 1A1
1,262	7.00	02/25/2033	1,302
PNC Mortgage Securities Corp. Series 1997-4, Class 1PP4
1,184	7.00	07/25/2027	1,182
PNC Mortgage Securities Corp. Series 1998-5, Class 3A1
1,807	6.63	06/25/2013	1,851
Salomon Brothers Mortgage Securities VII, Inc. Series 1999-6, Class A1
1,672	6.50	12/20/2029	1,688
Structured Asset Securities Corp. Series 2000-3, Class 1A7
1,116	8.00	07/25/2030	1,123
Structured Asset Securities Corp. Series 2002-3, Class 2A1
2,446	6.50	03/25/2032	2,474
Summit Mortgage Trust Series 2002-1, Class A1†
2,755	6.34	06/28/2016	2,765
Washington Mutual Mortgage Securities Corp. Mortgage Pass-Through Series 2003-MS3, Class 1A1
1,187	5.75	03/25/2033	1,208
Wells Fargo Mortgage Backed Securities Trust Series 2001-28, Class A1
1,048	6.50	11/25/2031	1,073

Total Sequential Fixed Rate CMOs			$87,785

Others—CMO (0.5%)
Residential Asset Securitization Trust Series 2002-A1, Class A4
$4,000	6.03%	01/25/2030	$4,075

Total Collateralized Mortgage Obligations			$295,119

Total Mortgage-Backed Obligations (cost $682,330)			$677,874

Agency Debentures (2.6%)
Federal Home Loan Bank
$10,000	3.95%	02/14/2005	$10,352
Federal Home Loan Mortgage Corp.
10,000	5.25	01/15/2006	10,646

Total Agency Debentures (cost $21,047)			$20,998

U.S. Treasury Obligations (11.3%)
United States Treasury Notes
$80,000	2.00%	08/31/2005	$80,066
10,000	2.38	08/15/2006	9,969

Total U.S. Treasury Obligations (cost $89,910)			$90,035

Total Investments Before Repurchase Agreement (cost $793,287)			$788,907

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2003
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement (19.9%)

Joint Repurchase Agreement Account II^
$158,100	1.07%	09/02/2003	$158,100

Maturity Value: $158,119
Total Repurchase Agreement (cost $158,100)			$158,100

Total Investments (cost $951,387)			$947,007

#	Variable rate securities. Coupon rates disclosed are those which are in effect at August 31, 2003.
†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of 144A securities amounted to approximately $4,494,750, or 0.6% of net assets, as of August 31, 2003.
α	TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally± 2.5%) principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
^	Repurchase agreement was entered into on August 29, 2003.
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation: REMIC—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2003

		Government	Mortgage
	Money Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

ASSETS
Investment in securities, at value (identified cost $571,977,139, $1,289,543,370, and $793,286,641, respectively)	$571,977,139	$1,280,337,250	$788,906,810
Repurchase agreements	649,900,000	213,300,000	158,100,000
Cash	25,795	189,611	—
Receivables:
Investment securities sold	—	23,158,469	177,322,857
Interest	972,028	6,891,650	3,264,386
Fund shares sold	829,634	—	1,404
Other assets	8,298	4,719	1,936

Total assets	1,223,712,894	1,523,881,699	1,127,597,393

LIABILITIES
Payables:
Due to custodian	—	—	3,067,622
Investment securities purchased	—	32,762,344	327,420,461
Dividends	514,629	2,661,781	1,875,085
Advisory fees	76,524	251,321	134,933
Administration fees	21,864	125,660	33,733
Accrued expenses	94,209	86,880	76,779

Total liabilities	707,226	35,887,986	332,608,613

NET ASSETS
Paid-in capital	1,223,005,668	1,520,615,040	809,608,282
Accumulated undistributed net investment income	—	1,661,834	331,392
Accumulated net realized loss on investment transactions	—	(25,077,041)	(10,571,063)
Net unrealized loss on investments	—	(9,206,120)	(4,379,831)

Net assets	$1,223,005,668	$1,487,993,713	$794,988,780

Net asset value & public offering price per Unit (net assets/Units outstanding)	$1.00	$9.58	$9.74

UNITS OUTSTANDING
Total Units outstanding, $0.001 par value (unlimited number of Units authorized)	1,223,005,668	155,246,259	81,660,536

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF OPERATIONS

For the Year Ended August 31, 2003

	Money	Government	Mortgage
	Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

Investment income:
Interest Income	$22,874,426	$37,810,924	$23,176,103

Expenses:
Advisory fees	2,659,824	2,495,125	1,176,907
Administration fees	1,673,216	1,247,562	294,227
Custodian and accounting fees	201,157	216,943	167,609
Professional fees	59,030	42,342	33,611
Trustees’ fees	79,965	44,438	19,877
Printing fees	22,296	14,564	7,833
Registration fees	9,145	4,881	7,215
Transfer Agent fees	—	5,352	3,098
Other expenses	46,917	36,299	30,901

Total expenses	4,751,550	4,107,506	1,741,278
Less—expense reductions	(2,829,792)	(3,211)	(2,665)

Net expenses	1,921,758	4,104,295	1,738,613

Net investment income	20,952,668	33,706,629	21,437,490
Net realized gain (loss) on investment transactions	—	(365,369)	1,110,404
Net change in unrealized loss on investments	—	(10,559,226)	(9,953,967)

Net increase in net assets resulting from operations	$20,952,668	$22,782,034	$12,593,927

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended August 31, 2003

		Government	Mortgage
	Money Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

From operations:
Net investment income	$20,952,668	$33,706,629	$21,437,490
Net realized gain (loss) on investment transactions	—	(365,369)	1,110,404
Net change in unrealized loss on investments	—	(10,559,226)	(9,953,967)

Net increase in net assets resulting from operations	20,952,668	22,782,034	12,593,927

Distributions to Unitholders:
From net investment income	(20,952,668)	(43,583,177)	(26,781,905)

Total distributions to Unitholders	(20,952,668)	(43,583,177)	(26,781,905)

From Unit Transactions:
Proceeds from sales of Units	12,560,017,374	447,800,100	479,741,535
Reinvestment of dividends and distributions	10,397,989	13,526,419	7,499,843
Cost of Units repurchased	(13,163,954,758)	(9,960,860)	(55,816,894)

Net increase (decrease) in net assets resulting from Unit transactions	(593,539,395)	451,365,659	431,424,484

Total increase (decrease)	(593,539,395)	430,564,516	417,236,506

Net assets:
Beginning of year	1,816,545,063	1,057,429,197	377,752,274

End of year	$1,223,005,668	$1,487,993,713	$794,988,780

Accumulated undistributed net investment income	$—	$1,661,834	$331,392

Summary of Unit Transactions:
Units sold	12,560,017,374	46,205,705	48,483,076
Reinvestment of dividends and distributions	10,397,989	1,397,232	759,892
Units repurchased	(13,163,954,758)	(1,031,732)	(5,618,948)

Net increase (decrease) in Units outstanding	(593,539,395)	46,571,205	43,624,020

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended August 31, 2002

		Government	Mortgage
	Money Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

From operations:
Net investment income	$38,838,574	$28,464,284	$23,453,690
Net realized gain from investment transactions	—	2,157,818	6,917,696
Net change in unrealized gain (loss) on investments	—	3,501,426	284,379

Net increase in net assets resulting from operations	38,838,574	34,123,528	30,655,765

Distributions to Unitholders:
From net investment income	(38,838,574)	(34,154,419)	(25,051,816)

Total distributions to Unitholders	(38,838,574)	(34,154,419)	(25,051,816)

From Unit Transactions:
Proceeds from sales of Units	12,203,869,764	504,525,167	163,529,900
Reinvestment of dividends and distributions	22,439,432	8,794,105	6,540,828
Cost of Units repurchased	(12,391,578,026)	(63,072,098)	(279,188,244)

Net increase (decrease) in net assets resulting from Unit transactions	(165,268,830)	450,247,174	(109,117,516)

Total increase (decrease)	(165,268,830)	450,216,283	(103,513,567)

Net assets:
Beginning of year	1,981,813,893	607,212,914	481,265,841

End of year	$1,816,545,063	$1,057,429,197	$377,752,274

Accumulated undistributed (distributions in excess of) net investment income	$—	$(1,590,080)	$656,154

Summary of Unit Transactions:
Units sold	12,203,869,764	51,747,549	16,540,558
Reinvestment of dividends and distributions	22,439,432	901,501	660,560
Units repurchased	(12,391,578,026)	(6,464,797)	(28,057,548)

Net increase (decrease) in Units outstanding	(165,268,830)	46,184,253	(10,856,430)

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH YEAR

		Income from	Distributions
		investment	to						Ratios assuming
		operations(a)	unitholders						no expense reductions

								Ratio of		Ratio of
							Ratio of	net investment	Ratio of	net investment
	Net asset	Net	From net	Net asset		Net assets	net expenses	income to	expenses to	income to
	value, beginning	investment	investment	value, end	Total	at end of	to average	average	average	average
	of year	income	income	of year	return(b)	year (000)’s	net assets	net assets	net assets	net assets

Years ended:
8/31/03	$1.00	$0.01	$(0.01)	$1.00	1.25%	$1,223,006	0.11%	1.25%	0.28%	1.08%
8/31/02	1.00	0.02	(0.02)	1.00	1.99	1,816,545	0.11	1.97	0.28	1.80
8/31/01	1.00	0.05	(0.05)	1.00	5.42	1,981,814	0.11	4.80	0.28	4.63
8/31/00	1.00	0.06	(0.06)	1.00	5.95	446,474	0.12	5.71	0.30	5.53
8/31/99	1.00	0.05	(0.05)	1.00	5.09	1,068,369	0.13	4.94	0.30	4.77

(a)	Calculated based on average units outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH YEAR

		Income from				Distributions to
		investment operations				unitholders
											Ratio of
	Net asset			Net realized	Total	From	Net asset		Net assets	Ratio of	net investment
	value,	Net		and unrealized	from	net	value,		at end	expenses	income	Portfolio
	beginning	investment		gain (loss)	investment	investment	end of	Total	of year	to average	to average	turnover
	of year	income		on investments	operations	income	year	return(b)	(000’s)	net assets	net assets	rate(c)

Years ended:
8/31/03	$9.73	$0.26	(a)	$(0.07)	$0.19	$(0.34)	$9.58	1.97%	$1,487,994	0.33%	2.70%	128%
8/31/02	9.72	0.38	(a)(d)	0.09 (d)	0.47	(0.46)	9.73	4.94	1,057,429	0.34	3.88 (d)	122
8/31/01	9.63	0.61	(a)	0.08	0.69	(0.60)	9.72	7.38	607,213	0.34	6.27	35
8/31/00	9.65	0.59	(a)	(0.04)	0.55	(0.57)	9.63	5.90	539,803	0.34	6.15	61
8/31/99	9.79	0.54		(0.14)	0.40	(0.54)	9.65	4.25	693,157	0.33	5.60	153

(a)	Calculated based on average units outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(c)	Includes the effect of mortgage dollar roll transactions, if any.
(d)	As required, effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities and reclassifying all paydown losses to income. The effect of these changes for the year ended August 31, 2002 was to decrease net investment income per unit by $0.05, increase net realized and unrealized gains and losses per unit by $0.05, and decrease the ratio of net investment income to average net assets by 0.53%. Per unit data for years prior to September 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH YEAR

		Income from				Distributions to
		investment operations				unitholders
											Ratio of
	Net asset			Net realized	Total	From	Net asset		Net assets	Ratio of	net investment
	value,	Net		and unrealized	from	net	value,		at end	expenses	income	Portfolio
	beginning	investment		gain (loss)	investment	investment	end of	Total	of year	to average	to average	turnover
	of year	income		on investments	operations	income	year	return(b)	(000’s)	net assets	net assets	rate(c)

Years ended:
8/31/03	$9.93	$0.36	(a)	$(0.09)	$0.27	$(0.46)	$9.74	2.74%	$794,989	0.30%	3.64%	275%
8/31/02	9.84	0.51	(a)(d)	0.12 (d)	0.63	(0.54)	9.93	6.60	377,752	0.31	5.14 (d)	170
8/31/01	9.56	0.62	(a)	0.27	0.89	(0.61)	9.84	9.60	481,266	0.30	6.35	164
8/31/00	9.57	0.60	(a)	(0.02)	0.58	(0.59)	9.56	6.30	455,283	0.30	6.27	84
8/31/99	9.90	0.57		(0.33)	0.24	(0.57)	9.57	2.51	492,605	0.29	5.87	168

(a)	Calculated based on average units outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(c)	Includes the effect of mortgage dollar roll transactions, if any.

(d)	As required, effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began reclassifying all paydown losses to income. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per unit by $0.04, increase net realized and unrealized gains and losses per unit by $0.04, and decrease the ratio of net investment income to average net assets by 0.43%. Per unit data for years prior to September 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS

August 31, 2003

1.     Organization

      Trust for Credit Unions is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of three diversified portfolios: Money Market Portfolio, Government Securities Portfolio and Mortgage Securities Portfolio (collectively, “the Portfolios” or individually a “Portfolio”). Units of the Portfolios are offered for sale solely to state and federally chartered credit unions.

2.	Summary of Significant Accounting Policies

      The following is a summary of significant accounting policies followed by the Portfolios. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

  A.     Investment Valuation

      For the Government Securities and Mortgage Securities Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Government Securities Portfolio and Mortgage Securities Portfolio are valued at amortized cost, which approximates market value.

  B.     Security Transactions and Investment Income

      Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted.

      Market discounts and market premiums on debt securities are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. For the Government Securities Portfolio and Mortgage Securities Portfolio, premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized on an effective yield basis over the expected life of the respective securities. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution. Original issue discounts (“OID”) on debt securities are

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

August 31, 2003

2.     Summary of Significant Accounting Policies— (Continued)

accreted to interest income over the life of the security with a corresponding increase in the cost basis of that security.

  C.     Federal Taxes

      It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable income and capital gains to its unitholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly by the Portfolios. The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gains on investment transactions, or from paid-in capital depending on the type of book/tax differences that may exist.

  D.     Expenses

      Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period.

  E.     Repurchase Agreements

      Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.

  F.     When-Issued Securities

      Consistent with National Credit Union Association (NCUA) rules and regulations, the Government Securities and Mortgage Securities Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as a liability on the Portfolios’ records with the difference between its market value and cash proceeds received being recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

August 31, 2003

3.	Agreements

      Goldman Sachs Funds Management, L.P. (“GSFM”), a subsidiary of The Goldman Sachs Group, Inc., was renamed Goldman Sachs Asset Management, L.P. (“GSAM”), effective at the end of April 2003, and assumed Goldman, Sachs & Co.’s (“Goldman Sachs”) investment advisory responsibilities under its Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. The fees payable under the Agreement, and the personnel who manage the Portfolios, did not change as a result of GSAM’s assumption of responsibilities. Under the Agreement GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees. As compensation for services rendered under the Advisory Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Asset levels	Fee

Money Market	up to $300 million	0.20%
	in excess of $300 million	0.15
Government Securities	all	0.20
Mortgage Securities	all	0.20

      GSAM has voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of average daily net assets. This voluntary limitation may be modified or eliminated by GSAM in the future at its discretion. For the year ended August 31, 2003, GSAM waived advisory fees amounting to approximately $1,489,000.

      Callahan Credit Union Financial Services Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. serves as a general partner to CUFSLP, and 40 major credit unions are limited partners. Under the Administration Agreement, CUFSLP, subject to the general supervision of the Portfolios’ Trustees, provides certain administrative services to the Portfolios. As compensation for services rendered under the Administration Agreement, CUFSLP is entitled to the following fees, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Fee

Money Market	0.10%
Government Securities	0.10
Mortgage Securities	0.05

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

August 31, 2003

3.     Agreements— (Continued)

      CUFSLP has voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to 0.02% of average daily net assets. This voluntary limitation may be modified or eliminated by CUFSLP in the future at its discretion. For the year ended August 31, 2003, CUFSLP waived administration fees amounting to approximately $1,338,000.

      CUFSLP has agreed that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) (the “Expenses”) of the Money Market Portfolio exceed 0.20% of the average daily net assets, CUFSLP will either reduce the administration fees otherwise payable or pay such Expenses of the Money Market Portfolio. For the year ended August 31, 2003, no expenses were required to be reimbursed by CUFSLP under this agreement.

      CUFSLP and GSAM have each voluntarily agreed to limit the other annualized ordinary expenses (excluding advisory fees, administration fees, interest, taxes, brokerage and extraordinary expenses) of the Government Securities Portfolio such that CUFSLP will reimburse expenses that exceed 0.05% up to 0.10% of the Government Securities Portfolio’s average daily net assets, and GSAM will reimburse expenses that exceed 0.10% up to 0.15% of the Government Securities Portfolio’s average daily net assets. For the year ended August 31, 2003, no expenses were required to be reimbursed by CUFSLP or GSAM under this agreement.

      In addition, the Portfolios have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Portfolios’ expenses. For the year ended August 31, 2003, custody fee reductions for Money Market, Government Securities and Mortgage Securities Portfolios amounted to approximately $2,600, $3,200 and $2,700, respectively.

      Callahan Financial Services, Inc. and Goldman Sachs serve as exclusive distributors of units of the Portfolios. For the year ended August 31, 2003, neither party received any compensation for this service. Goldman Sachs also serves as Transfer Agent of the Portfolios and receives a fee from the Government Securities and Mortgage Securities Portfolios.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

August 31, 2003

4.	Investment Transactions

      The cost of purchases and proceeds of sales and maturities of long-term securities for the Government Securities Portfolio and Mortgage Securities Portfolio for the year ended August 31, 2003 were as follows ($ in thousands):

	Government	Mortgage
	Securities	Securities
	Portfolio	Portfolio

Purchases of U.S. Government and agency obligations	$2,564,924	$2,045,065
Purchases (excluding U.S. Government and agency obligations)	1,899	133,911
Sales or maturities of U.S. Government and agency obligations	1,458,229	1,508,597
Sales or maturities (excluding U.S. Government and agency obligations)	—	51,115

5.	Line of Credit Facility

      The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Portfolios must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This facility also requires a fee to be paid by the Portfolios based on the amount of the commitment which has not been utilized. During the year ended August 31, 2003, the Portfolios did not have any borrowings under this facility.

6.	Other Matters

      Pursuant to a Securities and Exchange Commission exemptive order, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

7.	Joint Repurchase Agreement Accounts

      The Portfolios, together with other registered investment companies having advisory agreements with GSAM, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in repurchase agreements.

      As of August 31, 2003, the Money Market Portfolio had an undivided interest in the repurchase agreements in Joint Repurchase Agreement Account I which equaled $279,900,000 in principal amount. As of August 31, 2003, the repurchase agreements in Joint Repurchase Agreement Account I were fully collateralized by U.S. Treasury obligations.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

August 31, 2003

7.     Joint Repurchase Agreement Accounts— (Continued)

Joint Repurchase Agreement Account I

	Principal	Interest	Maturity
Repurchase Agreement	Amount	Rate	Date	Maturity Value

ABN AMRO, Inc.	$500,000,000	1.01%	09/02/2003	$500,056,111
Barclays Capital PLC	1,500,000,000	1.01	09/02/2003	1,500,168,333
Deutsche Bank Securities, Inc.	500,000,000	1.02	09/02/2003	500,056,667
Greenwich Capital Markets	200,000,000	1.01	09/02/2003	200,022,445
J.P. Morgan Chase & Co.	900,000,000	1.01	09/02/2003	900,101,000
Lehman Brothers, Inc.	200,000,000	0.95	09/02/2003	200,021,111
UBS LLC	506,900,000	1.00	09/02/2003	506,956,322
Westdeutsche Landesbank AG	500,000,000	1.02	09/02/2003	500,056,667

TOTAL	$4,806,900,000			$4,807,438,656

      As of August 31, 2003, the Money Market Portfolio, the Government Securities Portfolio and the Mortgage Securities Portfolio had undivided interests in the repurchase agreements in Joint Repurchase Agreement Account II which equaled $370,000,000, $213,300,000 and $158,100,000 in principal amount, respectively. As of August 31, 2003, the repurchase agreements in Joint Repurchase Agreement Account II were fully collateralized by Federal Agency obligations.

Joint Repurchase Agreement Account II

	Principal	Interest	Maturity
Repurchase Agreement	Amount	Rate	Date	Maturity Value

ABN AMRO, Inc.	$400,000,000	1.05%	09/02/2003	$400,046,667
Banc of America Securities LLC	800,000,000	1.08	09/02/2003	800,096,000
Barclays Capital PLC	600,000,000	1.05	09/02/2003	600,070,000
Bear Stearns Companies, Inc.	300,000,000	1.08	09/02/2003	300,036,000
Credit Suisse First Boston Corp.	700,000,000	1.05	09/02/2003	700,081,667
Deutsche Bank Securities, Inc.	1,000,000,000	1.07	09/02/2003	1,000,118,889
Greenwich Capital Markets	500,000,000	1.07	09/02/2003	500,059,444
J.P. Morgan Chase & Co.	500,000,000	1.08	09/02/2003	500,060,000
UBS LLC	859,700,000	1.05	09/02/2003	859,800,298
Westdeutsche Landesbank AG	500,000,000	1.13	09/02/2003	500,062,500

TOTAL	$6,159,700,000			$6,160,431,465

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

August 31, 2003

8.     Additional Tax Information

The tax character of distributions paid was as follows:

	Government Securities Portfolio		Mortgage Securities Portfolio
	Fiscal Years Ended		Fiscal Years Ended

	August 31, 2003	August 31, 2002	August 31, 2003	August 31, 2002

Distributions paid from:
Ordinary incomel	$43,583,177	$34,154,419	$26,781,905	$25,051,816

Total taxable distributions	$43,583,177	$34,154,419	$26,781,905	$25,051,816

l	In addition, the Money Market Portfolio had distributed all of its current year income and realized gains as ordinary income for the past two years.

As of August 31, 2003, the components of accumulated earnings (losses) on a tax basis for the Government Securities Portfolio and the Mortgages Securities Portfolio were as follows:

	Government	Mortgage
	Securities	Securities
	Portfolio	Portfolio

Undistributed ordinary income—net	$5,149,651	$2,206,594

Total undistributed earnings	$5,149,651	$2,206,594
Capital loss carryforward	(12,226,965)	(7,798,635)
Timing differences (dividends payable and post October losses)	(15,307,207)	(4,629,029)
Unrealized losses—net	(10,236,806)	(4,398,432)

Total accumulated losses—net	$(32,621,327)	$(14,619,502)

Capital loss carryforward years of expiration	2004-2011	2004-2011

There were no significant book to tax differences for the Money Market Portfolio.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

August 31, 2003

8.     Additional Tax Information— (Continued)

The amortized cost for the Money Market Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes. At August 31, 2003, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Government	Mortgage
	Securities	Securities
	Portfolio	Portfolio

Tax cost	$1,503,874,056	$951,405,242

Gross unrealized gain	2,542,502	2,601,704
Gross unrealized loss	(12,779,308)	(7,000,136)

Net unrealized security loss	$(10,236,806)	$(4,398,432)

The difference between book-basis and tax-basis unrealized losses is primarily attributable to wash sales.

9.     Certain Reclassifications

In order to present the capital accounts on a tax basis, certain reclassifications have been recorded to the Portfolios’ accounts. These reclassifications have no impact on the net asset value of the Portfolios. Reclassifications result primarily from the difference in the tax treatment of paydown losses, market discounts, market premiums and expiration of capital loss carryforwards.

		Accumulated
		Undistributed	Accumulated
	Paid-in	Net Investment	Net Realized
Portfolio	Capital	Income	Loss

Government Securities	$(749,355)	$13,128,462	$(12,379,107)
Mortgage Securities	(921,382)	5,019,653	(4,098,271)

Report of Independent Auditors

To the Unitholders and Trustees of

Trust for Credit Unions:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Trust for Credit Unions (a Massachusetts business trust comprising the Money Market Portfolio, the Government Securities Portfolio, and the Mortgage Securities Portfolio, collectively the “Portfolios”), at August 31, 2003, the results of each of their operations and the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the four years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Portfolios for the periods ended prior to August 31, 2000 were audited by other independent auditors who have ceased operations. Those independent auditors expressed an unqualified opinion on the financial statements in their report dated October 8, 1999.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2003

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund	Other
		Length of		Complex	Directorships
	Position(s) Held	Time	Principal Occupation(s)	Overseen by	Held by
Name, Age and Address[1]	with Trust	Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]

James C. Barr Age 67	Trustee	Since 1989	Managing Member, J.C.B. Enterprises, L.L.C. (March 1997-Present); and Chief Executive Officer, National Milk Producers Federation (March 1985-March 1997).	3	None

Edgar F. Callahan Age: 75	Trustee	Since 1989	Chief Executive Officer, PATELCO Credit Union (October 1987-December 2002).	3	None

Robert M. Coen Age: 64	Trustee	Since 1989	Professor of Economics, Northwestern University.	3	None

Thomas S. Condit Age: 61	Chairman and Trustee	Since 1989	Retired; Partner, New Media Publishing, Inc. (January 1996-August 1998).	3	None

Rudolph J. Hanley Age: 60	Trustee	Since 2003	President and Chief Executive Officer, Orange County Federal Teachers Credit Union (September 1982- Present).	3	None

Betty G. Hobbs Age: 64	Trustee	Since 1996	President and Chief Executive Officer, Tennessee Teachers Credit Union (over 25 years).	3	None

Gary Oakland Age: 50	Trustee	Since 1999	President and Chief Executive Officer, Boeing Employees Credit Union (July 1986-Present).	3	None

D. Michael Riley Age: 56	Vice Chairman and Trustee	Since 2000	President Strategic Planning, D. Michael Riley & Associates (July 1996-Present).	3	None

Wendell A. Sebastian Age: 59	Trustee	Since 1989	President and Chief Executive Officer, GTE Federal Credit Union (January 1998-Present); and President, Callahan Financial Services, Inc. (“CFS”) (July 1996- January 1998).	3	None

Interested Trustees

Number of
		Term of		Portfolios in
		Office and		Fund	Other
		Length of		Complex	Directorships
	Position(s) Held	Time	Principal Occupation(s)	Overseen by	Held by
Name, Age and Address[1]	with Trust	Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]

John T. Collins[5] Age: 56	Trustee	Since 1989	Partner, Steptoe & Johnson (law firm) (January 1985-Present).	3	None

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Callahan Credit Union Financial Services Limited Partnership, 1001 Connecticut Avenue, N.W., Suite 1001, Washington, D.C. 20036-5504.

[2]	Each Trustee serves for an indefinite term until the next meeting of unitholders, if any, called for the purpose of considering the election or re-election of such Trustee, or until such Trustee sooner dies, resigns, retires or is removed.

[3]	The Fund Complex includes all registered investment companies that are advised by GSAM or one of its affiliates.

[4]	Directorships of companies required to report to the Securities and Exchange Commission under the Securities and Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

[5]	Mr. Collins is considered to be an “Interested Trustee” because his law firm has provided legal services to Goldman Sachs within the last two fiscal years of the Trust.

Officers of the Trust

Term of
Office and
	Position(s) Held	Length of
Name, Age and Address	with Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Charles W. Filson, 58 1001 Connecticut Ave., N.W. Suite 1001 Washington, D.C. 20016	President	Since 1988	Director and President, CFS (Nov. 2001- Present); and Treasurer, CFS (October 1987-Present).
James A. Fitzpatrick, 43 4900 Sears Tower Chicago, IL 60606	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present) Vice President, GSAM (April 1997-December 1999); Vice President, Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (registered investment companies) (October 1997-Present); and Vice President and General Manager, First Data Corporation-Investor Services Group (1994-1997).
John M. Perlowski, 38 32 Old Slip, 17th Floor New York, NY 10005	Treasurer	Since 1998	Vice President, Goldman Sachs (July 1995- Present); and Treasurer, Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (registered investment companies) (1997-Present).
Howard B. Surloff, 38 One New York Plaza, 37th Floor New York, NY 10004	Secretary	Since 2000	Managing Director, Goldman Sachs (November 2002-Present); General Counsel to the U.S. Funds Group (December 1997-Present); Secretary, Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.
Kaysie P. Uniacke, 42 32 Old Slip, 18th Floor New York, NY 10005	Assistant Secretary	Since 1995	Partner, Goldman Sachs (October 2002- Present); Managing Director, GSAM (since 1997); Vice President and Senior Fund Manager, Goldman Sachs (1988-1997); Trustee, Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (registered investment companies) (2001-Present); and President, Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (registered investment companies)(2002-Present).

[1]	Each officer is elected by the Board of Trustees of the Trust. The President, Treasurer and Secretary each serve until the next annual meeting of the Trustees and until his or her successor is chosen and qualified or until his or her death, resignation, removal or disqualification. Each of the other officers hold office at the pleasure of the Trustees.

     The reports concerning the Portfolios included in this unitholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

     This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust for Credit Unions Prospectus which contains facts concerning the Portfolios’ objectives and policies, management, expenses and other information.

(This page intentionally left blank)

TRUST

for Credit Unions

Trustees
Thomas S. Condit, Chairman
D. Michael Riley, Vice-Chairman
James C. Barr
Edgar F. Callahan
Robert M. Coen
John T. Collins
Rudolph J. Hanley
Betty G. Hobbs
Gary Oakland
Wendell A. Sebastian

Officers
Charles W. Filson, President
James A. Fitzpatrick, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary
Kaysie P. Uniacke, Assistant Secretary

Administrator
Callahan Credit Union Financial Services, Inc.
Limited Partnership

Investment Adviser
Goldman Sachs Asset Management, L.P.,
a business unit of the Investment Management Division
of Goldman, Sachs & Co.

Transfer Agent
Goldman, Sachs & Co.

Distributors
Callahan Financial Services, Inc.

Goldman, Sachs & Co.

Independent Auditors
PricewaterhouseCoopers LLP

Return address:
Goldman Sachs Funds
4900 Sears Tower, 51st Floor
Chicago, IL 60606

PRSRT STD
U.S. POSTAGE PAID
BOWNE FULFILLMENT
SOLUTIONS

Goldman Sachs Funds 4900 Sears Tower, 51st Floor, Chicago, IL 60606

TCUAR03

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). The Code of Ethics is attached hereto as Exhibit 10(a)(1).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. D. Michael Riley is the “audit committee financial expert” and is “independent” (as each item is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to annual reports for the year ended August 31, 2003.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES.

(b)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(c)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 10.	EXHIBITS.

(a)(1)	Trust for Credit Unions’ Code of Ethics for Principal Executive and Senior Financial Officers filed herewith.

(a)(2) Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust For Credit Unions

By:	/s/ CHARLES W. FILSON

Charles W. Filson
President/Principal Executive Officer of
Trust For Credit Unions

Date:	October 27, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ CHARLES W. FILSON

Charles W. Filson
President/Principal Executive Officer of
Trust For Credit Unions

Date:	October 27, 2003

By:	/s/ JOHN M. PERLOWSKI

John M. Perlowski
Treasurer/Principal Financial Officer of
Trust For Credit Unions

Date:	November 3, 2003